MATERIAL ACCOUNTING POLICIES - Leases (Details)	Dec. 31, 2023
Minimum
MATERIAL ACCOUNTING POLICIES
Term of lease contracts	1 year
Maximum
MATERIAL ACCOUNTING POLICIES
Term of lease contracts	10 years